Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities
Total	£ 45,577	£ 59,158
Deposits
Total	52,808	64,598
Trading liabilities
Deposits
Repos	23,740	19,389
Collateral received	17,680	17,718
Other deposits	1,067	1,553
Total deposits	42,487	38,660
Debt securities in issue	797	974
Short positions	9,524	24,964
Total	52,808	64,598
Trading assets
Loans
Reverse repos	21,537	20,742
Collateral given	13,005	12,047
Other loans	1,113	1,414
Total loans	35,655	34,203
Securities
Financial institutions and corporate	2,573	3,778
Total securities	9,922	24,955
Total	45,577	59,158
UK | Trading assets
Securities
Central and local government securities	2,205	6,919
USA | Trading assets
Securities
Central and local government securities	2,345	3,329
Other | Trading assets
Securities
Central and local government securities	£ 2,799	£ 10,929